LGT ASSET MANAGEMENT
A PIONEER IN
GLOBAL
INVESTING
GT GLOBAL
AMERICA SMALL CAP
GROWTH FUND
GT GLOBAL
AMERICA VALUE FUND

ANNUAL REPORT
DECEMBER 31, 1995

                                                                          [LOGO]

TABLE
OF CONTENTS

Report from the Fund
Managers and Key
Portfolio Holdings.....          1

Report of Independent
Accountants............        F-1

Financial Statements...        F-2

REPORTS FROM THE FUND MANAGERS

The GT Global America Small Cap Growth Fund seeks long-term capital appreciation by investing in equity securities of small capitalization companies domiciled in the United States.
The GT Global America Value Fund seeks long-term capital appreciation by investing in equity securities of medium to large capitalization issuers domiciled in the United States which we believe are undervalued and therefore offer above-average potential for capital appreciation.
PERFORMANCE REVIEW
As you can see from the numbers below, our two newest Funds got off to a good start. However, investors should note that both Funds are designed as long-term investments and have been in operation only a short period of time. As with any performance information, it's important to remember that past performance does not indicate future results.
GT GLOBAL AMERICA SMALL CAP GROWTH FUND
As of December 31, 1995, the Fund's total return since its inception on October 18, 1995, was 3.24% for Class A shares; total return for Class B shares was 3.06%.
GT GLOBAL AMERICA VALUE FUND
As of December 31, 1995, the Fund's total return since its inception on October 18, 1995, was 11.64% for Class A shares; total return for Class B shares was 11.55%.

U.S. MARKET REVIEW
Overall, the U.S. market performed very well in 1995, posting large gains across many different market sectors. Although earnings gains were good during the year, most of the gains were attributable to the large decline in long-term interest rates and the prospects for continued low inflation. With such prominent macroeconomic trends in place, in the second half of the year the market exhibited elements of a "throw money at anything that's moving" mentality, with many of the year's best performers being companies that were already at very high valuations.

Such an environment seems to produce manic behavior, which in 1995 resulted in companies such as Netscape* (yet to report a full year of profit) selling at a $6 billion valuation (approximately 140 times cumulative revenues). Unfortunately this type of behavior can cause other good quality companies to be ignored if they are not in sectors perceived as "hot" at the moment. Given that our investment process relies primarily on original research and strong fundamentals, we look forward to a return to a market where companies are judged on their intrinsic values rather than by concepts or simply stock price momentum.

STRATEGY
GT GLOBAL AMERICA SMALL CAP GROWTH FUND
The Fund uses a disciplined investment process. In this respect it is different from many growth funds. The process continually guides the Fund in and out of various sectors depending on company fundamentals and valuation trends.

In the first ten weeks of the Fund's operation, we purchased a number of consumer products companies, that fulfilled the requirements of our investment process. Going forward, we may consider supplementing our holdings in technology and retail companies if values continue to prove attractive.

GT GLOBAL AMERICA VALUE FUND
The strategy of the Fund is to invest in companies whose earnings growth is likely to exceed market expectations. Given that the U.S. economy appears to be slowing, under current market conditions the Fund has relatively few investments in traditional cyclical industries, such as paper, chemicals and steel, focusing instead on interest rate sensitive stocks, such as financials.

OUTLOOK
GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Following the large gains of 1995, there are many questions about what to expect in 1996. We do not believe the market is at excessive valuation levels, given the environment of low interest rates and low inflation. Consequently, we are not overly concerned by its all-time high. More worrisome is the potential for a more sluggish economy in 1996 than is generally expected.

--------------

* Of course, there can be no assurance the Fund held, holds or will hold these or any other securities mentioned in this report.

We expect a combination of high consumer debt levels, slowing or no growth from our major trading partners, and the continued budget confusion in Washington to have a depressing impact on overall growth this year. Such an environment, however, is not necessarily bad for growth stock investing, as the more dominant companies can often grow through such a sluggish period.

GT GLOBAL AMERICA VALUE FUND
Is there any more to look forward to in 1996? We think the answer depends on whether or not the Fed keeps monetary policy sufficiently tight.

Up until the January 1996 cut in the Federal Funds Rate, monetary policy certainly seemed tight enough to engineer a gradual deceleration in U.S. economic growth. Many manufacturing indices indicate slowing economic activity since August; unemployment claims have been rising since the beginning of 1995; construction has turned soft; and retail sales were unspectacular over the Christmas period. Most importantly, the upward pressure on producer prices present during 1994 and the first half of 1995 seems to have waned, with December's Producer Price Index (PPI) at 2.2% year-on-year.

The Consumer Price Index (CPI), meanwhile, which has been declining since April, stood at 2.5% year on year for December. The January quarter-point cut in the Federal Funds Rate from 5 3/4% to 5 1/2%, suggests Chairman Greenspan perceives the current rate of economic growth in the U.S., and even a slightly higher rate, to be safely non-inflationary. It is conceivable that the Federal Reserve has been so skilled in controlling monetary policy that the U.S. economy will be able to maintain non-inflationary growth longer than those worried about the length of the bull market anticipate. Even more reassuring is that, in our opinion, the rate of economic growth probably doesn't matter, as long as it is positive. We feel the Federal Reserve just needs to keep monetary policy tight enough to prevent the U.S. economy from engaging in excessively exuberant behavior.

Another important factor is expectations. Unfortunately, the benign inflationary environment has already been partially discounted in the rally of 1995. Higher expectations bring the potential for increased volatility. We think the steady gains of the past 12 months are probably behind us. However, we also believe a more complete discounting of the benefits of non-inflationary growth is probably merited and, therefore, further gains in the U.S. stock market appear likely this year.

CHRISTIAN WIGNALL             SORAYA BETTERTON
CHIEF INVESTMENT OFFICER      PORTFOLIO MANAGER
GLOBAL EQUITIES               GT GLOBAL AMERICA VALUE FUND
SAN FRANCISCO                 SAN FRANCISCO
                              KEVIN WENCK
                              PORTFOLIO MANAGER
                              GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                              SAN FRANCISCO

                                                                JANUARY 25, 1996

                                                 G.T. GLOBAL AMERICA GROWTH FUND

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
KEY PORTFOLIO HOLDINGS*

NCI BUILDING SYSTEMS, INC.
NCI designs, manufactures and sells metal building systems and components for industrial and non-high-rise commercial buildings. Its products are marketed through an authorized builder organization, and to contractors by a direct sales force.

NATIONAL PICTURE & FRAME CO.
A designer, producer and marketer of a wide variety of picture frames, framed mirrors and framed art, National Picture & Frame product lines include over 450 stock-keeping units and are offered in approximately 12,000 retail stores in North America. The company sells primarily through major mass merchant retailers.

LIFETIME HOAN CORP.
Lifetime Hoan designs, markets and distributes household cutlery, kitchenware, cutting boards and other houseware products under its own trade names and licensed names. The company sells to approximately 1,300 customers, including department store chains, mass merchants and discount stores, supermarket chains, national retailers, warehouse clubs, direct marketing companies and specialty chains.

TRANS FINANCIAL BANCORP
With 47 offices in Kentucky and Tennessee, Trans Financial conducts commercial banking and savings bank businesses through subsidiaries. The company's commercial bank subsidiaries provide a full range of corporate and retail banking services. In addition, Trans Financial offers investment products and services, operates a mortgage banking business and provides travel services.

COMMERCIAL INTERTECH CORP.
Commercial Intertech and its subsidiaries design, make, sell and service hydraulic components, fabricated metal products and fluid purification products.

REX STORES CORP.
A home entertainment and consumer electronic products and appliances retailer, Rex owns 165 retail stores in 25 states, with a concentration in the Midwest and Southeast. The company's stores offer over 1,000 products from approximately 55 manufacturers, including televisions, video and audio equipment, appliances and personal computers.

------------------
* There can be no assurance the Fund will continue to hold these securities.

RIO HOTEL & CASINO, INC.
As owner and operator of the 1,410-suite Rio Suite Hotel and Casino, Rio Hotel offers an array of gaming, hotel and resort amenities. The hotel, located on a 45-acre elevated site near the Las Vegas Strip, has 89,000 square feet of casino space.

RFS HOTEL INVESTORS, INC.
RFS Hotel Investors is a self-advised equity real estate investment trust established to acquire equity interests in existing hotel properties. RFS presently owns 42 hotels in 22 states, with a total of approximately 5800 rooms.

AMVESTORS FINANCIAL CORP.
Through its wholly owned American Investors Life Insurance Co., Amvestors Financial sells single-premium deferred, single-premium immediate and flexible-premium deferred annuities. The company designs its products and directs its marketing efforts towards the savings and retirement market.

SYRATECH CORP.
Syratech designs, makes, imports and distributes tabletop and giftware products, including sterling silver, silverplated and stainless steel flatware, sterling silver, silverplated and brass holloware and seasonal merchandise, resin casual furniture and plastic decorative wall accessories.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
SECTOR ALLOCATION OF NET ASSETS AS OF DECEMBER 31, 1995
SERVICES                                                                   26.3%
FINANCE                                                                    12.3%
CONSUMER DURABLES                                                          10.0%
MATERIALS/BASIC INDUSTRY                                                    7.3%
CONSUMER NON-DURABLES                                                       7.1%
TECHNOLOGY                                                                  5.1%
CAPITAL GOODS                                                               4.9%
HEALTH CARE                                                                 2.7%
SHORT TERM & OTHER INVESTMENTS                                             24.3%

ALLOCATIONS WILL CHANGE BASED ON CURRENT MARKET CONDITIONS.

GT GLOBAL AMERICA VALUE FUND
KEY PORTFOLIO HOLDINGS*

WATSON PHARMACEUTICALS, INC.
Engaged in the manufacture of generic medications, Watson specializes in newly introduced products with limited or no generic competition and products that are technically difficult to manufacture. Since 1991, revenues have increased 49% on average annually; operating margins expanded from 13% in 1991 to 33% in 1995. We see Watson's success as a result of operational leverage and steady improvement in its mix of business and we expect potential new products and further growth in sales of existing products to continue to drive earnings growth.

AMGEN, INC.
One of the most successful biotechnology companies in the U.S., Amgen has two major products: Epogen, which stimulates the production of red blood cells; and Neupogen, which stimulates the production of white blood cells. Despite investor worries that the market for these products had flattened, Amgen has successfully stimulated the Epogen dialysis market, particularly with the 1994 FDA approval for higher drug doses. As a result, Epogen sales are projected to continue their 20% annual growth over the next several years. We believe Neupogen should demonstrate healthy gains through 1997, driven by sales to the chemotherapy and AIDS markets.

LEHMAN BROTHERS HOLDINGS, INC.
Lehman Brothers is an internationally focused investment bank. We consider continued growth in its fixed income and equity divisions, along with further internal restructuring efforts, a positive basis for expecting that profits and share price may rise in the future.

GREEN TREE FINANCIAL CORP.
Green Tree originates loans for new manufactured housing, home improvements and the second-hand manufactured housing mortgage market, which it recently entered. The market for new manufactured housing mortgages is growing about 20% annually, as manufactured housing is significantly cheaper than conventional housing of comparable quality. Green Tree enjoys a 29% market share in the new housing market and continues to gain share in the second-hand market.

MERCK & CO., INC.
Merck has two main divisions -- pharmaceuticals manufacturing and marketing, and managed care. The managed care division (Medco), manages pharmacy

------------------
* There can be no assurance the Fund will continue to hold these securities.

benefits for employers, insurers and other plan sponsors. New products, led by the cardiovascular drug Cozaar and osteoporosis drug Fosamax, are driving growth in the pharmaceutical division, while cost savings offered by Medco are fueling 15% annual growth in coverage and 30% in prescriptions.

CITICORP
Citicorp's Citibank division is one of the largest and most profitable major banks in the world today, with 1,200 branches across more than 41 nations. Globally diversified, more than half the company's earnings come from outside the United States. We believe continued GDP growth in the developing world and falling interest rates in the industrialized nations should bode well for Citicorp in 1996.

EASTMAN KODAK CO.
Eastman Kodak, the largest photography company in the U.S., has undergone a major transformation, shedding peripheral assets in pharmaceuticals, chemicals and various other consumer products. In the process, Kodak has restructured its balance sheet, paying down debt with proceeds of its divestitures. Over the next few years, we believe it has the potential to reduce fixed costs and raise its annual revenue growth rate through aggressive marketing in foreign countries and the development of new photographic technologies.

MERCURY GENERAL CORP.
Mercury General is a major specialty writer of automobile insurance, operating primarily in California, where it enjoys about a 3.9% market share. The company has been able to offer rates for the majority of coverages that are among the most competitive, as a result of careful underwriting, efficient claims management and strict control of costs. An annual growth rate of 19.8% over the past 10 years has been supported by consistent, above-industry-average profitability, as measured by both underwriting results and return on equity.

GENERAL ELECTRIC (GE) CO.
General Electric is a conglomerate with several major divisions. Sales in plastics, one of the company's three main businesses, have been driven by growth in electronic products (50% of sales), such as cellular telephones and compact discs. Its NBC television network is currently the number one network in the U.S. and expects to increase its advertising revenue significantly this year as a result of the Superbowl, the Olympic games and the presidential election. Both GE's cyclical divisions, aircraft engines and power systems, which have suffered over the past few years, are showing signs of recovery in our opinion. GE has increased operating margins from 11% to 14% over the last four years, and management is confident it can earn a 15%-17% margin in 1998.

MONSANTO CO.
Monsanto is a large chemical company that produces agricultural pesticides, industrial chemicals, plastics, fibers, pharmaceuticals and low-calorie sweeteners. Over the past decade, the product mix has shifted from commodities to less cyclical, higher value-added products. Round-up, an agricultural pesticide, accounts for the bulk of profits for the agricultural segment and continues to grow at 18%-20% annually in volume terms, thanks to conservation tillage and price cuts. Improvement in prices worldwide, new product introductions and economic growth in the U.S. are benefiting fibers and chemicals.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   GLOBAL AMERICA VALUE PORTFOLIO
SECTOR ALLOCATION OF NET ASSETS AS OF DECEMBER 31, 1995
HEALTH CARE                                                                19.8%
FINANCE                                                                    18.0%
MULTI-INDUSTRY/MISCELLANEOUS                                               13.9%
TECHNOLOGY                                                                  4.9%
MATERIALS/BASIC INDUSTRY                                                    3.9%
ENERGY                                                                      3.8%
SERVICES                                                                    3.7%
CAPITAL GOODS                                                               3.6%
CONSUMER NON-DURABLES                                                       3.5%
SHORT-TERM INVESTMENTS & OTHER                                             24.9%

ALLOCATIONS WILL CHANGE BASED ON CURRENT MARKET CONDITIONS.

GT GLOBAL
AMERICA SMALL CAP
GROWTH FUND
GT GLOBAL
AMERICA VALUE FUND

FINANCIAL
STATEMENTS

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Small Cap Growth Fund and GT Global America Value Fund, two funds organized as series of GT Global Growth Series, Inc. as of December 31, 1995, the related statements of operations, the statements of changes in net assets and the financial highlights for the period from October 18, 1995 (commencement of operations) to December 31, 1995. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global America Small Cap Growth Fund and GT Global America Value Fund as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the period from October 18, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 12, 1996

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                              STATEMENTS OF ASSETS
                                AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

                                                             GT GLOBAL:
                                                  ---------------------------------
                                                  AMERICA SMALL CAP       AMERICA
                                                     GROWTH FUND         VALUE FUND
                                                  -----------------      ----------
Assets:
  Investments in Portfolio (cost $3,741,456
   and $1,823,811, respectively) (Note 1)....        $3,746,249          $1,878,488
  Receivable for Fund shares sold............           185,631             230,850
  Receivable from LGT Asset Management, Inc.
   (Note 2)..................................            67,127              67,878
  Unamortized organizational costs (Note
   1)........................................            60,925              60,925
                                                  -----------------      ----------
    Total assets.............................         4,059,932           2,238,141
                                                  -----------------      ----------
Liabilities:
  Payable for Fund shares repurchased........            30,975                  --
  Payable for organization expenses (Note
   1)........................................            16,862              28,340
  Payable for service and distribution
   expenses (Note 2).........................             1,900                 900
  Payable for transfer agent fees (Note 2)...             1,400               1,063
  Payable for Trustees' fees and expenses
   (Note 2)..................................             1,110               1,110
  Payable for registration and filing fees...               888                 388
  Payable for administration fees (Note 2)...               755                 349
  Payable for fund accounting fees (Note
   2)........................................                76                  35
                                                  -----------------      ----------
    Total liabilities........................            53,966              32,185
                                                  -----------------      ----------
Net assets...................................        $4,005,966          $2,205,956
                                                  -----------------      ----------
                                                  -----------------      ----------
Class A:
Net asset value and redemption price per
 share
 ($1,930,628 DIVIDED BY 163,547 shares
 outstanding and
 $870,221 DIVIDED BY 68,213 shares
 outstanding, respectively)..................        $    11.80          $    12.76
                                                  -----------------      ----------
                                                  -----------------      ----------
Maximum offering price per share
 (100/95.25 of $11.80 and 100/95.25 of
 $12.76, respectively) *.....................        $    12.39          $    13.40
                                                  -----------------      ----------
                                                  -----------------      ----------
Class B:+
Net asset value and offering price per share
 ($2,023,723 DIVIDED BY 171,740 shares
 outstanding and
 $1,254,320 DIVIDED BY 98,395 shares
 outstanding, respectively)..................        $    11.78          $    12.75
                                                  -----------------      ----------
                                                  -----------------      ----------
Advisor Class:
Net asset value, offering price per share,
 and redemption price per share
 ($51,615 DIVIDED BY 4,372 shares outstanding
 and
 $81,415 DIVIDED BY 6,377 shares outstanding,
 respectively)...............................        $    11.81          $    12.77
                                                  -----------------      ----------
                                                  -----------------      ----------
Net assets consist of:
  Paid in capital (Note 3)...................        $3,997,103          $2,150,231
  Undistributed net investment income........             4,070               1,048
  Net unrealized appreciation of investments
   -- Portfolio..............................             4,793              54,677
                                                  -----------------      ----------
Total -- representing net assets applicable
 to capital shares outstanding...............        $4,005,966          $2,205,956
                                                  -----------------      ----------
                                                  -----------------      ----------

----------------
  * On sales of $50,000 or more, the offering price is reduced.
  + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                            STATEMENTS OF OPERATIONS

       October 18, 1995 (commencement of operations) to December 31, 1995

--------------------------------------------------------------------------------

                                                               GT GLOBAL:
                                                  ------------------------------------
                                                  AMERICA SMALL CAP         AMERICA
                                                     GROWTH FUND          VALUE FUND
                                                  -----------------      -------------
Investment income:
  Interest income -- Portfolio...............         $  9,113             $  3,185
  Dividend income -- Portfolio...............            2,009                1,154
                                                      --------           -------------
    Total investment income..................           11,122                4,339
                                                      --------           -------------
Expenses:
  Expenses -- Portfolio......................            6,377                5,706
  Registration and filing fees...............           59,000               59,000
  Amortization of organization costs (Note
   1)........................................            2,575                2,575
  Transfer agent fees (Note 2)...............            2,210                1,400
  Service and distribution expenses: (Note 2)
    Class A..................................              467                  176
    Class B..................................            1,609                  817
  Trustees' fees and expenses (Note 2).......            1,110                1,110
  Administration fees (Note 2)...............              755                  349
  Fund accounting fees (Note 2)..............               76                   36
                                                      --------           -------------
    Total expenses before reimbursement......           74,179               71,169
                                                      --------           -------------
      Expenses reimbursable by LGT Asset
      Management, Inc. (Note 2)..............          (67,127)             (67,878)
                                                      --------           -------------
    Net expenses.............................            7,052                3,291
                                                      --------           -------------
Net investment income........................            4,070                1,048
Net realized and unrealized gain on
investments during the period:
  Net unrealized appreciation of investments
   -- Portfolio..............................            4,793               54,677
                                                      --------           -------------
Net increase in net assets resulting from
 operations..................................         $  8,863             $ 55,725
                                                      --------           -------------
                                                      --------           -------------

    The accompanying notes are an integral part of the financial statements.

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

       October 18, 1995 (commencement of operations) to December 31, 1995

--------------------------------------------------------------------------------

                                                                 GT GLOBAL:
                                                  ----------------------------------------
                                                  AMERICA SMALL CAP           AMERICA
                                                     GROWTH FUND            VALUE FUND
                                                  -----------------      -----------------
Increase in net assets
Operations:
  Net investment income......................        $     4,070            $    1,048
  Net unrealized appreciation of investments
   -- Portfolio..............................              4,793                54,677
                                                  -----------------      -----------------
  Net increase in net assets resulting from
   operations................................              8,863                55,725
                                                  -----------------      -----------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and
   reinvested................................          4,974,031             2,211,337
  Decrease from capital shares repurchased...         (1,076,928)             (161,106)
                                                  -----------------      -----------------
  Net increase from capital share
   transactions..............................          3,897,103             2,050,231
                                                  -----------------      -----------------
Total increase in net assets.................          3,905,966             2,105,956
Net assets:
  Beginning of period........................            100,000               100,000
                                                  -----------------      -----------------
  End of period..............................        $ 4,005,966            $2,205,956
                                                  -----------------      -----------------
                                                  -----------------      -----------------

    The accompanying notes are an integral part of the financial statements.

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                              GT GLOBAL:
                                          ----------------------------------------------------------------------------------
                                              AMERICA SMALL CAP GROWTH FUND                     AMERICA VALUE FUND
                                          -------------------------------------        -------------------------------------
                                                    OCTOBER 18, 1995                             OCTOBER 18, 1995
                                              (COMMENCEMENT OF OPERATIONS)                 (COMMENCEMENT OF OPERATIONS)
                                                  TO DECEMBER 31, 1995                         TO DECEMBER 31, 1995
                                          -------------------------------------        -------------------------------------
                                           CLASS          CLASS         ADVISOR         CLASS          CLASS         ADVISOR
                                           A(D)           B(D)          CLASS(D)        A(D)           B(D)          CLASS(D)
                                          -------        -------        -------        -------        -------        -------
Per Share Operating Performance:
Net asset value, beginning of period....  $11.43         $11.43         $11.43         $11.43         $11.43         $11.43
                                          -------        -------        -------        -------        -------        -------
Income from investment operations:
  Net investment income.................    0.04*          0.02*          0.05*          0.03**         0.01**         0.04**
  Net realized and unrealized gain on
   investments..........................    0.33           0.33           0.33           1.30           1.31           1.30
                                          -------        -------        -------        -------        -------        -------
    Net increase from investment
     operations.........................    0.37           0.35           0.38           1.33           1.32           1.34
                                          -------        -------        -------        -------        -------        -------
Net asset value, end of period..........  $11.80         $11.78         $11.81         $12.76         $12.75         $12.77
                                          -------        -------        -------        -------        -------        -------
                                          -------        -------        -------        -------        -------        -------
Total investment return (c).............    3.24%(b)       3.06%(b)       3.32%(b)      11.64%(b)      11.55%(b)      11.72%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $1,931         $2,024         $   52         $  870         $1,254         $   81
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by LGT
   (Note 2).............................    1.68%(a)       1.03%(a)       2.03%(a)       1.10%(a)       0.45%(a)       1.45%(a)
  Without reimbursement by LGT..........  (20.52)%(a)    (21.17)%(a)    (20.17)%(a)    (47.44)%(a)    (48.09)%(a)    (47.09)%(a)
Ratio of expenses to average net assets:
  With reimbursement by LGT
   (Note 2).............................    2.00%(a)       2.65%(a)       1.65%(a)       2.00%(a)       2.65%(a)       1.65%(a)
  Without reimbursement by LGT..........   24.20%(a)      24.85%(a)      23.85%(a)      50.54%(a)      51.19%(a)      50.19%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by LGT Asset Management, Inc, the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.

    The accompanying notes are an integral part of the financial statements.

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global America Small Cap Growth Fund and GT Global America Value Fund ("Funds") are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments. The Funds invest substantially all of their investable assets in Global America Small Cap Growth Portfolio and Global America Value Portfolio ("Portfolios"), respectively, which are registered as open-end management investment companies under the 1940 Act and have investment objectives, policies and limitations substantially identical to those of the Funds. The value of a Fund's investment in a Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this Report and should be read in conjunction with the Funds' financial statements.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and, therefore, the financial statements may include certain estimates made by management.

(A)  INVESTMENT VALUATION
Valuation of securities and other investment practices by the Portfolios are discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this Report.

(B)  TAXES
It is the policy of the Funds to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(C)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Funds on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios and timing differences.

(D)  DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by each Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $63,500. These expenses are being amortized on a straightline basis over a five-year period.

2. RELATED PARTIES
LGT Asset Management, Inc. ("LGT", formerly known as G.T. Capital Management, Inc.) is the Funds' investment manager and administrator. Each Fund pays administration fees to LGT at the annualized rate of 0.25% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary items) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

GT Global, Inc. ("GT Global," formerly known as G.T. Global Financial Services, Inc.), an affiliate of LGT, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended December 31, 1995, GT Global retained $2,815 and $326 of such sales charges for GT Global America Small Cap Growth Fund and GT Global America Value Fund, respectively. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Funds' current prospectus. For the period ended December 31, 1995, GT Global collected CDSCs in the amount of $112 for the GT Global America Small Cap Growth Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Funds reimburse GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Funds may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Funds' Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Funds' Class A shares, less any amounts paid by the Funds as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, the Funds may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Funds' Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Funds' Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

LGT and GT Global voluntarily have undertaken to limit the Funds' expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Funds' Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by LGT of administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by LGT or GT Global of portions of the Funds' other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

LGT is the pricing and accounting agent for the Funds. The monthly fee for these services to LGT is a percentage, not to exceed 0.03% annually, of each of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT ("GT Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the GT Funds.

The Company pays each of its Trustees who is not an employee, officer or director of LGT, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

3. CAPITAL SHARES
At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                                      GT GLOBAL:
                                                                                     --------------------------------------------
                                                                                       AMERICA SMALL CAP
                                                                                          GROWTH FUND        AMERICA VALUE FUND
                                                                                     ---------------------  ---------------------
                                                                                       OCTOBER 18, 1995       OCTOBER 18, 1995
                                                                                       (COMMENCEMENT OF       (COMMENCEMENT OF
                                                                                        OPERATIONS) TO         OPERATIONS) TO
                                                                                       DECEMBER 31, 1995      DECEMBER 31, 1995
                                                                                     ---------------------  ---------------------
                                                                                      SHARES      AMOUNT     SHARES      AMOUNT
                                                                                     ---------  ----------  ---------  ----------

CLASS A
Shares sold........................................................................    189,034  $2,222,360     70,225  $  874,678
Shares repurchased.................................................................    (28,403)   (333,346)    (4,928)    (61,818)
                                                                                     ---------  ----------  ---------  ----------
Net increase.......................................................................    160,631  $1,889,014     65,297  $  812,860
                                                                                     ---------  ----------  ---------  ----------
                                                                                     ---------  ----------  ---------  ----------


                                                                                       OCTOBER 18, 1995       OCTOBER 18, 1995
                                                                                       (COMMENCEMENT OF       (COMMENCEMENT OF
                                                                                        OPERATIONS) TO         OPERATIONS) TO
                                                                                       DECEMBER 31, 1995      DECEMBER 31, 1995
                                                                                     ---------------------  ---------------------
                                                                                      SHARES      AMOUNT     SHARES      AMOUNT
                                                                                     ---------  ----------  ---------  ----------
CLASS B
Shares sold........................................................................    232,055  $2,734,475    103,345  $1,292,349
Shares repurchased.................................................................    (63,231)   (743,582)    (7,866)    (99,288)
                                                                                     ---------  ----------  ---------  ----------
Net increase.......................................................................    168,824  $1,990,893     95,479  $1,193,061
                                                                                     ---------  ----------  ---------  ----------
                                                                                     ---------  ----------  ---------  ----------

                                                                                       OCTOBER 18, 1995       OCTOBER 18, 1995
                                                                                       (COMMENCEMENT OF       (COMMENCEMENT OF
                                                                                        OPERATIONS) TO         OPERATIONS) TO
                                                                                       DECEMBER 31, 1995      DECEMBER 31, 1995
                                                                                     ---------------------  ---------------------
                                                                                      SHARES      AMOUNT     SHARES      AMOUNT
                                                                                     ---------  ----------  ---------  ----------
ADVISOR CLASS
Shares sold........................................................................      1,456  $   17,196      3,461  $   44,310
Shares repurchased.................................................................         --          --         --          --
                                                                                     ---------  ----------  ---------  ----------
Net increase.......................................................................      1,456  $   17,196      3,461  $   44,310
                                                                                     ---------  ----------  ---------  ----------
                                                                                     ---------  ----------  ---------  ----------

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Trustees of Global America Small Cap Growth Portfolio and Global America Value Portfolio:

We have audited the accompanying statements of assets and liabilities of Global America Small Cap Growth Portfolio and Global America Value Portfolio, including the portfolios of investments, as of December 31, 1995, the related statements of operations, the statements of changes in net assets and supplementary data for the period from October 18, 1995 (commencement of operations) to December 31, 1995. These financial statements and the supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and the supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the supplementary data referred to above present fairly, in all material respects, the financial position of Global America Small Cap Growth Portfolio and Global America Value Portfolio as of December 31, 1995, the results of their operations, the changes in their net assets and the supplementary data for the period from October 18, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 12, 1996

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

                                                                                        Market       % of Net
Equity Investments                                                        Shares        Value       Assets {d}
----------------------------------------------------------------------  -----------  ------------  -------------
Services (26.3%)
  Rio Hotel and Casino, Inc.-/-  .....................................       10,200  $    121,125        3.2
    LEISURE & TOURISM
  Claire's Stores, Inc. ..............................................        6,600       116,324        3.1
    RETAILERS-APPAREL
  Friedman's, Inc. "A"-/- ............................................        6,000       115,500        3.1
    RETAILERS-OTHER
  United Video Satellite Group, Inc. "A"-/- ..........................        4,000       108,000        2.9
    CABLE TELEVISION
  AnnTaylor Stores, Inc.-/- ..........................................       10,400       106,600        2.8
    RETAILERS-APPAREL
  Younkers, Inc.-/-  .................................................        4,100       104,038        2.8
    RETAILERS-APPAREL
  Michaels Stores, Inc.-/- ...........................................        7,500       103,125        2.8
    RETAILERS-OTHER
  Anchor Gaming-/-  ..................................................        3,300        75,075        2.0
    LEISURE & TOURISM
  Ascent Entertainment Group, Inc.-/- ................................        3,900        61,425        1.6
    BROADCASTING & PUBLISHING
  Buckle, Inc.-/- ....................................................        3,300        58,575        1.6
    RETAILERS-APPAREL
  META Group, Inc.-/- ................................................          500        15,313        0.4
    CONSUMER SERVICES
                                                                                     ------------
                                                                                          985,100
                                                                                     ------------
Finance (12.3%)
  Trans Financial, Inc. ..............................................        7,100       126,913        3.4
    BANKS-REGIONAL
  RFS Hotel Investors, Inc.  .........................................        7,800       119,925        3.2
    REAL ESTATE INVESTMENT TRUST
  AmVestors Financial Corp. ..........................................       10,000       111,250        3.0
    INSURANCE-LIFE
  Winston Hotels, Inc. ...............................................        8,200        97,375        2.6
    REAL ESTATE
  Mid-America Apartment Communities, Inc. ............................          100         2,475        0.1
    REAL ESTATE
                                                                                     ------------
                                                                                          457,938
                                                                                     ------------
Consumer Durables (10.0%)
  Lifetime Hoan Corp.-/- .............................................       14,400       133,200        3.6
    APPLIANCES & HOUSEHOLD
  REX Stores Corp.-/-  ...............................................        7,000       124,250        3.3
    CONSUMER ELECTRONICS
  Syratech Corp.-/- ..................................................        5,800       116,725        3.1
    APPLIANCES & HOUSEHOLD
                                                                                     ------------
                                                                                          374,175
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO

                                                                                        Market       % of Net
Equity Investments                                                        Shares        Value       Assets {d}
----------------------------------------------------------------------  -----------  ------------  -------------
Materials/Basic Industry (7.3%)
  NCI Building Systems, Inc.-/- ......................................        6,000  $    148,500        4.0
    BUILDING MATERIALS & COMPONENTS
  Commercial Intertech Corp. .........................................        6,900       125,063        3.3
    METALS - NON-FERROUS
                                                                                     ------------
                                                                                          273,563
                                                                                     ------------
Consumer Non-Durables (7.1%)
  National Picture & Frame Co.-/- ....................................       15,000       138,750        3.7
    HOUSEHOLD PRODUCTS
  Haggar Corp. .......................................................        6,200       111,600        3.0
    TEXTILES & APPAREL
  Hart Brewing, Inc. .................................................        1,000        15,250        0.4
    BEVERAGES - ALCOHOLIC
                                                                                     ------------
                                                                                          265,600
                                                                                     ------------
Technology (5.1%)
  Dallas Semiconductor Corp.-/- ......................................        5,600       116,200        3.1
    SEMICONDUCTORS
  SQA, Inc.-/- .......................................................        1,000        19,250        0.5
    SOFTWARE
  Objective Systems Integrators, Inc.-/- .............................          300        16,425        0.4
    COMPUTERS & PERIPHERALS
  Citrix Systems, Inc.-/- ............................................          500        16,250        0.4
    COMPUTERS & PERIPHERALS
  MetaTools, Inc.-/- .................................................          500        13,000        0.3
    SOFTWARE
  Visioneer, Inc.-/-  ................................................          500        11,125        0.3
    COMPUTERS & PERIPHERALS
  Pixar, Inc.-/- .....................................................          100         2,888        0.1
    COMPUTERS & PERIPHERALS
                                                                                     ------------
                                                                                          195,138
                                                                                     ------------
Capital Goods (4.9%)
  Plasma & Materials Technologies, Inc.-/-  ..........................       10,200       114,750        3.1
    ELECTRICAL PLANT/EQUIPMENT
  Belmont Homes, Inc.-/-  ............................................        3,100        56,188        1.5
    CONSTRUCTION
  Westell Technologies, Inc.-/- ......................................          500        12,563        0.3
    TELECOM EQUIPMENT
                                                                                     ------------
                                                                                          183,501
                                                                                     ------------
Health Care (2.7%)
  Coventry Corp.-/- ..................................................        4,900       101,061        2.7
    HEALTH CARE SERVICES
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $2,831,283) ...........................                  2,836,076       75.7
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO

                                                                         Principal      Market       % of Net
Short-Term Investments                                                    Amount        Value       Assets {d}
----------------------------------------------------------------------  -----------  ------------  -------------
Treasury Bills (18.6%)
  United States (18.6%)
    United States Treasury Bill, effective yield 5.48%, due 1/11/96
     (cost $699,319) .................................................      700,000  $    699,319       18.6
                                                                                     ------------      -----

                                                                                        Market       % of Net
Repurchase Agreement                                                                    Value       Assets {d}
----------------------------------------------------------------------               ------------  -------------
  Dated December 29, 1995, with State Street Bank & Trust Company, due
   January 2, 1996, for an effective yield of 5.55%, collateralized by
   $405,000 U.S. Treasury Bills, 6.125% due 5/15/98 (market value of collateral is $416,109, including accrued interest). (cost
   $407,188)  ........................................................                    407,188       10.9
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $3,937,790)* .................................                  3,942,583      105.2
Other Assets and Liabilities .........................................                   (196,234)      (5.2)
                                                                                     ------------      -----

NET ASSETS ...........................................................               $  3,746,349      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

----------------

        {d} Percentages indicated are based on net assets of $3,746,349. -/- Non-income producing security.
          * For Federal income tax purposes, cost is $3,937,790 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $      95,442
                 Unrealized depreciation:               (90,649)
                                                  -------------
                 Net unrealized appreciation:     $       4,793
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                         GLOBAL AMERICA VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

                                                                                        Market       % of Net
Equity Investments                                                        Shares        Value       Assets {d}
----------------------------------------------------------------------  -----------  ------------  -------------
Health Care (19.8%)
  Watson Pharmaceuticals, Inc.-/-  ...................................        1,620  $     79,380        4.2
    PHARMACEUTICALS
  Amgen, Inc.-/-  ....................................................        1,310        77,781        4.1
    BIOTECHNOLOGY
  Merck & Co., Inc.  .................................................        1,140        74,955        4.0
    PHARMACEUTICALS
  Pharmacia & Upjohn, Inc. ...........................................        1,870        72,463        3.9
    PHARMACEUTICALS
  U.S. Surgical Corp. ................................................        3,190        68,186        3.6
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                     ------------
                                                                                          372,765
                                                                                     ------------
Finance (18.0%)
  Lehman Brothers Holdings, Inc. .....................................        3,600        76,500        4.1
    INVESTMENT MANAGEMENT
  Green Tree Financial Corp.  ........................................        2,850        75,169        4.0
    CONSUMER FINANCE
  Citicorp ...........................................................        1,110        74,648        4.0
    BANKS-MONEY CENTER
  Mercury General Corp. ..............................................        1,555        74,251        3.9
    INSURANCE - PROPERTY-CASUALTY
  ITT Hartford Group, Inc.-/- ........................................          565        27,332        1.5
    INSURANCE - MULTI-LINE
  Investors Financial Services Corp.-/- ..............................          500        10,375        0.5
    OTHER FINANCIAL
                                                                                     ------------
                                                                                          338,275
                                                                                     ------------
Multi-Industry/Miscellaneous (13.9%)
  Eastman Kodak Co.  .................................................        1,110        74,370        4.0
    MISCELLANEOUS
  General Electric Co. ...............................................        1,025        73,800        3.9
    CONGLOMERATE
  Polaroid Corp. .....................................................        1,450        68,694        3.7
    MISCELLANEOUS
  ITT Corp. - New-/- .................................................          565        29,945        1.6
    CONGLOMERATE
  ITT Industries, Inc.  ..............................................          565        13,560        0.7
    CONGLOMERATE
                                                                                     ------------
                                                                                          260,369
                                                                                     ------------
Technology (4.9%)
  Cisco Systems, Inc.-/- .............................................          795        59,326        3.2
    NETWORKING
  Objective Systems Integrators, Inc.-/- .............................          300        16,425        0.9
    COMPUTERS & PERIPHERALS
  Pixar, Inc.-/- .....................................................          500        14,438        0.8
    COMPUTERS & PERIPHERALS
                                                                                     ------------
                                                                                           90,189
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                         GLOBAL AMERICA VALUE PORTFOLIO

                                                                                        Market       % of Net
Equity Investments                                                        Shares        Value       Assets {d}
----------------------------------------------------------------------  -----------  ------------  -------------
Materials/Basic Industry (3.9%)
  Monsanto Co. .......................................................          600  $     73,500        3.9
                                                                                     ------------
    CHEMICALS
Energy (3.8%)
  Sonat Offshore Drilling Co. ........................................        1,610        72,048        3.8
                                                                                     ------------
    OIL
Services (3.7%)
  HFS, Inc.-/- .......................................................          855        69,896        3.7
                                                                                     ------------
    LEISURE & TOURISM
Capital Goods (3.6%)
  Lockheed Martin Corp. ..............................................          850        67,150        3.6
                                                                                     ------------
    AEROSPACE/DEFENSE
Consumer Non-Durables (3.5%)
  Coca-Cola Co.  .....................................................          735        54,573        2.9
    BEVERAGES - NON-ALCOHOLIC
  Estee Lauder Cos. "A"-/- ...........................................          200         6,975        0.4
    PERSONAL CARE/COSMETICS
  Boston Beer Co., Inc. "A"-/- .......................................          200         4,750        0.2
    BEVERAGES - ALCOHOLIC
                                                                                     ------------
                                                                                           66,298
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $1,355,813) ...........................                  1,410,490       75.1
                                                                                     ------------      -----

                                                                         Principal      Market       % of Net
Short-Term Investments                                                    Amount        Value       Assets {d}
----------------------------------------------------------------------  -----------  ------------  -------------
Treasury Bills (21.2%)
  United States (21.2%)
    United States Treasury Bill, effective yield 5.48%, due 1/11/96
     (cost $399,611) .................................................      400,000       399,611       21.2
                                                                                     ------------      -----

                                                                                        Market       % of Net
Repurchase Agreement                                                                    Value       Assets {d}
----------------------------------------------------------------------               ------------  -------------
  Dated December 29, 1995, with State Street Bank and Trust Company, due January 2, 1996, for an effective yield of 5.55%,
   collateralized by $84,000 U.S. Treasury Notes, 6.125% due 5/15/98
   (market value of collateral is $86,304, including accrued
   interest). (cost $84,039)   .......................................                     84,039        4.5
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $1,839,463) *  ...............................                  1,894,140      100.8
Other Assets and Liabilities .........................................                    (15,552)      (0.8)
                                                                                     ------------      -----

NET ASSETS ...........................................................               $  1,878,588      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

----------------

        {d} Percentages indicated are based on net assets of $1,878,588. -/- Non-income producing security.
          * For Federal income tax purposes, cost is $1,839,463 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $      85,039
                 Unrealized depreciation:               (30,362)
                                                  -------------
                 Net unrealized appreciation:     $      54,677
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO

                              STATEMENTS OF ASSETS
                                AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

                                                    GLOBAL
                                                   AMERICA         GLOBAL
                                                  SMALL CAP       AMERICA
                                                    GROWTH         VALUE
                                                  PORTFOLIO      PORTFOLIO
                                                  ----------     ----------
Assets:
  Investments in securities, at value (cost
   $3,937,790 and $1,839,463, respectively)
   (Note 1)..................................     $3,942,583     $1,894,140
  U.S. currency..............................        699,173            392
  Unamortized organizational costs (Note
   1)........................................         23,986         23,986
  Dividends receivable.......................          1,968            870
                                                  ----------     ----------
    Total assets.............................      4,667,710      1,919,388
                                                  ----------     ----------
Liabilities:
  Payable for securities purchased...........        901,394         22,595
  Payable for organization expenses (Note
   1)........................................         15,418         15,418
  Payable for custodian fees.................          3,256          2,164
  Payable for investment management and
   administration fees (Note 2)..............          1,293            623
                                                  ----------     ----------
    Total liabilities........................        921,361         40,800
                                                  ----------     ----------
Net assets...................................     $3,746,349     $1,878,588
                                                  ----------     ----------
                                                  ----------     ----------
Net assets consist of:
  Paid in capital............................     $3,736,811     $1,825,278
  Accumulated net investment income (loss)...          4,745         (1,367)
  Net unrealized appreciation of
   investments...............................          4,793         54,677
                                                  ----------     ----------
Total -- representing net assets applicable
 to shares of beneficial interest
 outstanding.................................     $3,746,349     $1,878,588
                                                  ----------     ----------
                                                  ----------     ----------

    The accompanying notes are an integral part of the financial statements.

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO

                            STATEMENTS OF OPERATIONS

       October 18, 1995 (commencement of operations) to December 31, 1995

--------------------------------------------------------------------------------

                                                   GLOBAL
                                                   AMERICA        GLOBAL
                                                  SMALL CAP       AMERICA
                                                   GROWTH          VALUE
                                                  PORTFOLIO      PORTFOLIO
                                                  ---------      ---------
Investment income: (Note 1)
  Interest income............................      $ 9,113        $  3,185
  Dividend income............................        2,009           1,154
                                                  ---------      ---------
    Total investment income..................       11,122           4,339
                                                  ---------      ---------
Expenses:
  Custodian fees.............................        4,070           4,070
  Investment management and administration
   fees (Note 2).............................        1,293             622
  Amortization of organization costs (Note
   1)........................................        1,014           1,014
                                                  ---------      ---------
  Total expenses.............................        6,377           5,706
                                                  ---------      ---------
Net investment income (loss).................        4,745          (1,367)
Net realized and unrealized gain on
investments during the period: (Note 1)
  Net unrealized appreciation of
   investments...............................        4,793          54,677
                                                  ---------      ---------
Net increase in net assets resulting from
 operations..................................      $ 9,538        $ 53,310
                                                  ---------      ---------
                                                  ---------      ---------

    The accompanying notes are an integral part of the financial statements.

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

       October 18, 1995 (commencement of operations) to December 31, 1995

--------------------------------------------------------------------------------

                                                    GLOBAL
                                                   AMERICA         GLOBAL
                                                  SMALL CAP       AMERICA
                                                    GROWTH         VALUE
                                                  PORTFOLIO      PORTFOLIO
                                                  ----------     ----------
Increase in net assets
Operations:
  Net investment income (loss)...............     $    4,745     $   (1,367)
  Net unrealized appreciation of
   investments...............................          4,793         54,677
                                                  ----------     ----------
  Net increase in net assets resulting from
   operations................................          9,538         53,310
                                                  ----------     ----------
Beneficial interest transactions:
  Contributions..............................      4,573,559      1,861,769
  Withdrawals................................       (936,848)      (136,591)
                                                  ----------     ----------
  Net increase from beneficial interest
   transactions..............................      3,636,711      1,725,178
                                                  ----------     ----------
Total increase in net assets.................      3,646,249      1,778,488
Net assets:
  Beginning of period........................        100,100        100,100
                                                  ----------     ----------
  End of period..............................     $3,746,349     $1,878,588
                                                  ----------     ----------
                                                  ----------     ----------

    The accompanying notes are an integral part of the financial statements.

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO

                               SUPPLEMENTARY DATA

--------------------------------------------------------------------------------
Contained below are ratios and supplemental data that have been derived from information provided in the financial statements.

                                       GLOBAL AMERICA
                                         SMALL CAP                    GLOBAL AMERICA
                                      GROWTH PORTFOLIO               VALUE PORTFOLIO
                                ----------------------------   ----------------------------
                                      OCTOBER 18, 1995               OCTOBER 18, 1995
                                (COMMENCEMENT OF OPERATIONS)   (COMMENCEMENT OF OPERATIONS)
                                    TO DECEMBER 31, 1995           TO DECEMBER 31, 1995
                                ----------------------------   ----------------------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................             $3,746                         $1,879
Ratio of net investment income
 (loss) to average net
 assets.......................               1.74% (a)                     (1.04)% (a)
Ratio of expenses to average
 net assets...................               2.33% (a)                      4.33% (a)
Portfolio turnover rate.......                 --%                            --%

----------------

 (a) Annualized

    The accompanying notes are an integral part of the financial statements.

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Global America Small Cap Growth Portfolio and Global America Value Portfolio ("Portfolios") are organized as New York Trusts and are registered under the Investment Company Act of 1940, as amended ("1940 Act"), as diversified, open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and, therefore, the financial statements may include certain estimates made by management.

(A)  PORTFOLIO VALUATION
The Portfolios calculate the net asset value of and complete orders to purchase or repurchase Portfolio shares of beneficial interest on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management, Inc. ("LGT", formerly known as G.T. Capital Management, Inc.) to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when LGT deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees.

(B)  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Portfolios, it is the Portfolios' policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Portfolios under each agreement at its maturity.

(C)  OPTION ACCOUNTING PRINCIPLES
When a Portfolio writes a call or put option, an amount equal to the premium received is included in the Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if a Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. A Portfolio can write options only on a covered basis, which, for a call, requires that the Portfolio holds the underlying security and, for a put, requires the Portfolio to set aside cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Portfolios may use options to manage their exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by a Portfolio for the purchase of a call or put option is included in the Portfolio's "Statement of Assets and Liabilities" as an investment

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO
and subsequently "marked-to-market" to reflect the current market value of the option. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D)  FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Portfolios may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values or interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Portfolio to subsequently invest at less advantageous prices.

(F)  PORTFOLIO SECURITIES LOANED
Cash collateral is received by the Portfolios against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At December 31, 1995, there were no securities on loan to brokers.

(G)  TAXES
It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code of 1986, as amended ("Code"). Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held.

(H)  DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $25,000 for each Portfolio. These expenses are being amortized on a straightline basis over a five-year period.

(I)  INDEXED SECURITIES
A Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(J)  RESTRICTED SECURITIES
A Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
LGT is the Portfolios' investment manager and administrator. Each Portfolio pays investment

                   GLOBAL AMERICA SMALL CAP GROWTH PORTFOLIO
                         GLOBAL AMERICA VALUE PORTFOLIO
management and administration fees to LGT at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. These fees are computed daily and paid monthly.

The Portfolios pay each of their Trustees who is not an employee, officer or director of LGT, GT Global or GT Global Investor Services, Inc. $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1995, all of the shares of beneficial interest of the Portfolios were owned either by GT Global America Small Cap Growth Fund and GT Global America Value Fund or LGT.

3. PURCHASES AND SALES OF SECURITIES
For the period ended December 31, 1995, purchases and sales of investment securities by the Global America Small Cap Growth Portfolio, other than short-term investments, aggregated $2,831,283 and $0, respectively. Purchases and sales of investment securities by the Global America Value Portfolio, other than short-term investments, aggregated $1,355,813 and $0, respectively. There were no purchases or sales of U.S. government obligations by the Portfolios for the period ended December 31, 1995.

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES AND RISKS. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture, or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve, or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore, or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

      THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

      [LOGO]

          GT Global, Inc.
          Fifty California Street
          27th Floor
          San Francisco, California
          94111-4624

                                     DATED MATERIAL
                                     PLEASE EXPEDITE